Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.842%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,359,545.17

Principal:
Principal Collections	$19,993,542.22
Prepayments in Full	$10,826,310.94
Liquidation Proceeds	$215,453.02
Recoveries	$12,124.01
Sub Total	$31,047,430.19
Collections	$33,406,975.36

Purchase Amounts:
Purchase Amounts Related to Principal	$72,423.75
Purchase Amounts Related to Interest	$450.66
Sub Total	$72,874.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,479,849.77

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,479,849.77
Servicing Fee	$792,709.07	$792,709.07	$0.00	$0.00	$32,687,140.70
Interest - Class A-1 Notes	$18,245.73	$18,245.73	$0.00	$0.00	$32,668,894.97
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$32,482,228.30
Interest - Class A-2b Notes	$114,448.63	$114,448.63	$0.00	$0.00	$32,367,779.67
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$32,014,256.34
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$31,877,216.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,877,216.34
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$31,826,162.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,826,162.01
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$31,787,745.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,787,745.76
Regular Principal Payment	$39,919,638.05	$31,787,745.76	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,479,849.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,787,745.76
Total					$31,787,745.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$31,787,745.76	$138.87	$18,245.73	$0.08	$31,805,991.49	$138.95
Class A-2a Notes	$0.00	$0.00	$186,666.67	$0.93	$186,666.67	$0.93
Class A-2b Notes	$0.00	$0.00	$114,448.63	$0.70	$114,448.63	$0.70
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$31,787,745.76	$30.20	$899,394.94	$0.85	$32,687,140.70	$31.05

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$32,198,351.72	0.1406656	$410,605.96	0.0017938
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$855,908,351.72	0.8131296	$824,120,605.96	0.7829306

Pool Information
Weighted Average APR	2.944%	2.930%
Weighted Average Remaining Term	53.57	52.73
Number of Receivables Outstanding	40,921	40,085
Pool Balance	$951,250,882.11	$919,923,484.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$873,773,387.44	$845,118,936.00
Pool Factor	0.8313937	0.8040135

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$34,851,043.20
Yield Supplement Overcollateralization Amount	$74,804,548.81
Targeted Overcollateralization Amount	$103,934,771.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,802,878.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$219,667.37
(Recoveries)		6	$12,124.01
Net Loss for Current Collection Period			$207,543.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2618%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1263%
Second Prior Collection Period			0.3453%
Prior Collection Period			0.1752%
Current Collection Period			0.2662%
Four Month Average (Current and Prior Three Collection Periods)			0.2283%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		520	$806,759.89
(Cumulative Recoveries)			$19,774.01
Cumulative Net Loss for All Collection Periods			$786,985.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0688%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,551.46
Average Net Loss for Receivables that have experienced a Realized Loss			$1,513.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	241	$6,284,460.60
61-90 Days Delinquent	0.09%	32	$864,435.75
91-120 Days Delinquent	0.02%	7	$199,746.54
Over 120 Days Delinquent	0.01%	6	$113,676.64
Total Delinquent Receivables	0.81%	286	$7,462,319.53

Repossession Inventory:
Repossessed in the Current Collection Period		22	$535,328.94
Total Repossessed Inventory		31	$775,270.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0575%
Prior Collection Period			0.0904%
Current Collection Period			0.1123%
Three Month Average			0.0867%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1280%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer